Shareholder Report, Average Annual Return (Details)	6 Months Ended		12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000088645
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli Value 25 Fund Inc. - Class AAA
C000002904
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli Value 25 Fund Inc. - Class C
Average Annual Return, Percent	1.71%		4.55%	2.50%	2.66%
C000034316
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli Value 25 Fund Inc. - Class I
C000002902
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli Value 25 Fund Inc. - Class A
Average Annual Return, Percent	(2.98%)		0.18%	2.03%	2.81%
Without Sales Load [Member] | C000088645
Average Annual Return [Line Items]
Average Annual Return, Percent	3.07%		6.35%	3.24%	3.43%
Without Sales Load [Member] | C000034316
Average Annual Return [Line Items]
Average Annual Return, Percent	3.28%		6.96%	3.72%	3.84%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.29%		24.56%	15.05%	12.86%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.29%		24.56%	15.05%	12.86%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.29%		24.56%	15.05%	12.86%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.29%		24.56%	15.05%	12.86%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.62%		13.06%	9.01%	8.23%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.62%		13.06%	9.01%	8.23%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.62%		13.06%	9.01%	8.23%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.62%		13.06%	9.01%	8.23%